Summary of Significant Accounting Policies - Additional Information (Detail) - $ / $	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Income tax on unappropriated earnings	5.00%	10.00%
Convenience exchange rate		29.64